Note 13 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities Disclosure [Text Block]
13.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31
	2013	2012

Salaries, bonus and benefits	$2,697	$3,252
Engineering related expenses	645	1,131
Legal and audit fees	456	439
Promotional expenses	155	135
Withholding tax payable	151	194
Consulting fees	150	165
Shipping expenses	120	83
Value-added tax payable	81	64
Deferred income tax liabilities	21	20
Payable for acquisition of equipment	4	146
Other accrued expenses	873	948

	$5,353	$6,577